UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 142.65%
Corporate-Backed Revenue Bonds – 2.57%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	2,725,000	$2,690,583
St. Paul Port Authority Solid
Waste Disposal Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	1,626,626
		4,317,209
Education Revenue Bonds – 19.43%
Bethel Charter School Lease
Revenue
(Spectrum High School
Project) Series A 4.375%
7/1/52	1,100,000	1,121,857
Brooklyn Park Charter School
Lease Revenue
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,032,887
Series A 5.00% 3/1/39	170,000	175,042
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	290,941
Series A 5.00% 7/1/45	445,000	453,642
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	634,976
Series A 5.25% 7/1/40	500,000	537,115
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	766,025
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	267,969
Series A 5.00% 7/1/44	775,000	791,740
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	766,260
Series A 5.00% 7/1/47	900,000	910,944
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	208,868
5.50% 8/1/49	990,000	1,012,958
Minnesota Charter School
Lease Revenue
(Beacon Academy Project)
Series A 5.00% 7/1/46	80,000	78,805
Minnesota Higher Education
Facilities Authority Revenue
(Bethel University) 5.00%
5/1/47	1,250,000	1,393,838
(Carleton College)
4.00% 3/1/36	485,000	527,636
5.00% 3/1/44	905,000	1,077,765
(College of St. Benedict)
4.00% 3/1/36	410,000	432,054
(Gustavus Adolphus
College) 5.00% 10/1/47	2,100,000	2,444,778
(Macalester College)
4.00% 3/1/42	900,000	977,607
4.00% 3/1/48	600,000	646,236
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	778,673
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	273,784
Series 8-I 5.00% 10/1/34	35,000	40,405
(St. Olaf College) Series
8-N 4.00% 10/1/35	590,000	644,557
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,050,990
(Trustees Of The Hamline
University Of Minnesota)
Series B 5.00% 10/1/47	1,055,000	1,160,743
(University of St. Thomas)
Series 7-U 5.00% 4/1/22	750,000	842,400
Series A 4.00% 10/1/37	500,000	535,840
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	230,000	238,551
Series A 5.00% 9/1/44	400,000	410,452

(continues)       NQ-OVJ [12/17] 2/18 (421245) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	$1,336,650
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	257,745
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	825,000	811,099
(Great River School Project)
Series A 144A 4.75%
7/1/29 #	100,000	101,992
Series A 144A 5.50%
7/1/38 #	240,000	251,563
(Nova Classical Academy
Project)
Series A 4.125% 9/1/47	750,000	757,320
Series A 6.375% 9/1/31	750,000	842,925
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	659,314
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,504,566
Series A 5.00% 9/1/42	2,000,000	2,422,900
State Supported Stadium
Debt Series A 5.00%
8/1/26	1,000,000	1,212,310
		32,684,722
Electric Revenue Bonds – 13.88%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,243,531
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,092,880
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	523,556
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	594,880
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/26	500,000	593,145
5.00% 10/1/27	320,000	378,285
5.00% 10/1/47	1,755,000	2,042,206
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	112,922
Series A 5.00% 1/1/30	340,000	378,158
Rochester Electric Utility
Revenue
Series A 5.00% 12/1/42	605,000	717,699
Series A 5.00% 12/1/47	985,000	1,164,201
Series B 5.00% 12/1/30	1,300,000	1,504,607
Series B 5.00% 12/1/43	1,000,000	1,133,620
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.00% 1/1/41	240,000	278,330
Series A 5.00% 1/1/47	810,000	959,761
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
Series A 4.00% 10/1/33	285,000	304,192
Series B 4.00% 10/1/37	800,000	840,176
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,444,210
Series A 5.00% 1/1/26	1,000,000	1,143,960
Series A 5.00% 1/1/33	1,000,000	1,159,490
Series A 5.00% 1/1/40	750,000	863,693
Series A 5.00% 1/1/46	2,500,000	2,871,425
		23,344,927
Healthcare Revenue Bonds – 29.54%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	649,150
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	779,963
Series D 7.00% 1/1/37	720,000	728,122
Series D 7.25% 1/1/52	1,000,000	1,021,150

2 NQ-OVJ [12/17] 2/18 (421245)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project) 5.00%
11/1/27	500,000	$576,300
(Hazelden Foundation
Project) 5.00% 11/1/41	1,600,000	1,666,592
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	510,810
Dakota County Community
Development Agency
Senior Housing Revenue
(Walker Highview Hills
Project)
Series A 144A 5.00%
8/1/46 #	370,000	376,645
Series A 144A 5.00%
8/1/51 #	755,000	766,997
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	284,234
Series A 5.00% 4/1/40	270,000	273,831
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,556,898
6.00% 6/15/39	1,000,000	1,121,430
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,001,700
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	517,665
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	685,100
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital
Corporation) 4.00%
5/1/37	1,000,000	1,046,750
Maple Grove Health Care
Facilities Revenue
(North Memorial Health
Care) 5.00% 9/1/30	865,000	992,155
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	583,310
Series A 5.00% 11/15/34	500,000	581,770
(Unrefunded - Fairview
Health Services) Series B
6.50% 11/15/38 (AGC)	1,940,000	2,026,796
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	884,340
5.375% 11/1/50	200,000	208,772
(Ecumen-Abiitan Mill City
Project) 5.00% 11/1/35	220,000	228,098
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Allina Health System)
Series A 5.00% 11/15/29	585,000	708,616
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	537,020
Rochester Health Care &
Housing Revenue
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,396,070
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 4.00%
11/15/41	4,860,000	5,067,959
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,091,690
Series A 5.30% 9/1/37	600,000	655,320
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	218,309
5.00% 9/1/34	165,000	185,208

(continues)     NQ-OVJ [12/17] 2/18 (421245) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	1,295,000	$1,393,821
Series A 5.00% 5/1/46	2,800,000	3,223,752
Series B 5.00% 5/1/24	1,400,000	1,647,520
(Unrefunded - Centracare
Health System Project)
5.125% 5/1/30	95,000	102,304
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29	640,000	689,062
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	974,549
Series A 5.00% 11/15/47	680,000	797,286
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,338,300
Series A 5.00% 7/1/32	1,100,000	1,269,004
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,210,764
Series A 4.75% 11/1/31	740,000	745,010
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	440,773
Series A 5.75% 11/1/39	945,000	992,373
Series A 6.00% 5/1/47	1,475,000	1,551,715
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	486,339
4.75% 7/1/27	785,000	823,073
5.00% 7/1/34	750,000	786,195
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,303,450
		49,704,060
Housing Revenue Bonds – 1.98%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	270,000	270,078
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,616,931
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	825,000	882,750
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	567,549
		3,337,308
Lease Revenue Bonds – 9.74%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	901,165
Series A 5.00% 6/1/38	5,500,000	6,311,745
Series A 5.00% 6/1/43	1,750,000	2,005,378
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,124,812
5.00% 8/1/36	4,000,000	4,399,200
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	681,503
5.375% 10/1/30	965,000	966,988
		16,390,791

4 NQ-OVJ [12/17] 2/18 (421245)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 13.92%
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	$1,329,037
Duluth Independent School
District No 709
Series A 4.00% 2/1/27	600,000	663,600
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	646,719
Hennepin County
Series A 5.00% 12/1/36	1,300,000	1,568,528
Series A 5.00% 12/1/41	1,060,000	1,271,428
Series C 5.00% 12/1/37	5,235,000	6,302,364
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,093,810
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	612,371
Metropolitan Council Waste
Water Revenue
Series C 4.00% 3/1/31	1,355,000	1,539,470
Series C 4.00% 3/1/32	1,405,000	1,587,622
Mountain Iron-Buhl
Independent School District
No. 712
(School Building) Series A
4.00% 2/1/26	1,315,000	1,507,095
St Michael-Albertville
Independent School District
No. 885
(School Building) Series A
5.00% 2/1/27	1,300,000	1,580,891
St. Paul Independent School
District No. 625
(School Building) Series B
5.00% 2/1/26	1,000,000	1,146,240
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,566,246
		23,415,421
Pre-Refunded/Escrowed to Maturity Bonds – 26.33%
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00%
11/1/46-19 §	1,200,000	1,323,276
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	8,540,219
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	595,505
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.625%
11/15/28-18 §	500,000	522,150
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18 §	1,000,000	1,019,450
Minnesota Higher Education
Facilities Authority Revenue
(College of St. Benedict)
Series 7-M 5.00%
3/1/31-20 §	300,000	320,913
Series 7-M 5.125%
3/1/36-20 §	275,000	294,896
(University of St. Thomas)
Series 7-A 5.00%
10/1/39-19 §	1,000,000	1,058,410
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375%
12/1/41-19 §	1,220,000	1,350,601
Rocori Independent School
District No. 750
(School Building)
Series B 5.00%
2/1/24-19 §	1,075,000	1,115,420
Series B 5.00%
2/1/25-19 §	1,115,000	1,156,924
Series B 5.00%
2/1/26-19 §	1,155,000	1,198,428

(continues)     NQ-OVJ [12/17] 2/18 (421245) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39-19 (AGC) §	1,500,000	$1,576,920
Series A 5.125%
5/1/30-20 §	3,830,000	4,126,212
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services) 5.75%
7/1/39-19 §	2,000,000	2,123,300
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29-19 §	755,000	805,464
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00%
11/15/29-25 §	395,000	478,610
Series A 5.00%
11/15/30-25 §	290,000	351,384
University of Minnesota
Series A 5.25%
12/1/28-20 §	500,000	549,900
Series A 5.25%
4/1/29-19 §	1,000,000	1,045,910
Series A 5.50% 7/1/21	4,000,000	4,359,400
Series D 5.00%
12/1/27-21 §	1,110,000	1,246,230
Series D 5.00%
12/1/28-21 §	1,880,000	2,110,732
Series D 5.00%
12/1/29-21 §	2,265,000	2,542,983
Series D 5.00%
12/1/31-21 §	1,000,000	1,122,730
Series D 5.00%
12/1/36-21 §	3,000,000	3,368,190
		44,304,157
Special Tax Revenue Bonds – 1.52%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	160,823
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,122,910
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	177,690
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,093,641
		2,555,064
State General Obligation Bonds – 14.71%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,392,530
Series A 5.00% 8/1/29	700,000	845,873
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,153,455
Series B 5.00% 10/1/29	3,315,000	3,690,987
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	2,921,616
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	5,748,900
		24,753,361
Transportation Revenue Bonds – 7.24%
Minneapolis - St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	600,000	658,488
5.00% 1/1/22	670,000	731,613
Subordinate
Series A 5.00% 1/1/31	410,000	495,776
Series A 5.00% 1/1/32	1,255,000	1,510,807
Series B 5.00% 1/1/26	540,000	601,895
Series B 5.00% 1/1/26
(AMT)	500,000	571,280
Series B 5.00% 1/1/27	1,190,000	1,325,434
Series B 5.00% 1/1/30	500,000	549,235
Series B 5.00% 1/1/31	250,000	274,218
Series C 5.00% 1/1/33	2,000,000	2,400,520
Series C 5.00% 1/1/36	1,000,000	1,192,260
Series C 5.00% 1/1/46	1,245,000	1,469,050

6 NQ-OVJ [12/17] 2/18 (421245)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	$401,785
		12,182,361
Water & Sewer Revenue Bonds – 1.79%
Guam Government
Waterworks Authority
5.00% 7/1/40	840,000	948,923
5.00% 1/1/46	725,000	804,032
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,257,118
		3,010,073
Total Municipal Bonds
(cost $230,142,125)		239,999,454
Total Value of
Securities – 142.65%
(cost $230,142,125)		$239,999,454
Liquidation Value of
Preferred
Stock – (44.58%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.93%		3,243,662
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$168,243,116
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $4,460,473, which represents 2.65% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral

See accompanying notes.

NQ-OVJ [12/17] 2/18 (421245) 7

Notes
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$239,999,454

8 NQ-OVJ [12/17] 2/18 (421245)

(Unaudited)

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OVJ [12/17] 2/18 (421245) 9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: